Condensed Interim Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
OPERATING ACTIVITIES
Net loss	$ (19,096,784)	$ (13,749,752)
Adjustment to reconcile net loss to net cash flow provided by operating activities:
Depreciation	16,262,885	17,432,566
Amortization of deferred drydock expenditure	2,253,643	1,651,150
Share-based compensation	1,007,626	670,141
Loss on sale of vessels	13,162,192	0
Amortization of deferred finance fees	1,022,394	1,611,099
Foreign exchange on operating leases	(38,379)	0
Changes in operating assets and liabilities:
Receivables, trade	3,257,864	2,716,457
Working capital advances	0	1,100,000
Prepayments	(63,055)	100,869
Advances and deposits	(680,954)	446,866
Other receivables	587,306	(1,464,218)
Inventories	3,064,005	(2,855,794)
Payables, trade	(5,821,457)	3,789,738
Accruals for capital items	(349,473)	0
Other payables	50,000	39,234
Accrued interest on debt and finance leases	224,919	212,715
Deferred drydock expenditure	(3,664,595)	(1,818,991)
Net cash provided by operating activities	11,178,137	9,882,080
INVESTING ACTIVITIES
Net proceeds from sale of vessels	26,557,707	0
Payments for acquisition of vessels and equipment	(151,831)	(15,267,380)
Payments for acquisition of ballast water treatment systems	(1,082,569)	0
Payments for leasehold improvements	(13,030)	(52,384)
Payments for other non-current assets	(127,605)	(88,843)
Net cash provided by / (used in) investing activities	25,182,672	(15,408,607)
FINANCING ACTIVITIES
Proceeds from long-term debt	0	2,685,730
Repayments of long-term debt	(21,087,685)	(49,706,706)
Proceeds from finance leases	0	56,600,000
Repayments of finance leases	(17,334,150)	(2,366,668)
Payments for deferred finance fees	0	(646,000)
Net proceeds from equity offering	0	7,393,297
Net cash (used in) / provided by financing activities	(38,421,835)	13,959,653
Net (decrease) / increase in cash and cash equivalents	(2,061,026)	8,433,126
Cash and cash equivalents at the beginning of the year	56,903,038	39,457,407
Cash and cash equivalents at the end of the period	$ 54,842,012	$ 47,890,533